UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2005

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
April 21, 2005

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  239
Form Information Table Value Total: $2,250,196,997.45



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
363110
11850
sole
ADELPHIA COMMUNICATION CORP SUB NTS CONV-
convertible bonds-
006848BG9
14000
200000
sole
ADELPHIA COMMUNICATIONS CORP PFD CONV 7.50% SER E-
convertible preferred-
006848501
57000
190000
sole
ALEXANDER'S INC-
common-
014752109
287020
1200
sole
ALLEGHANY CORP-
common-
017175100
200788
7226
sole
ALLEGHENY ENERGY INC-
common-
017361106
79558272
3850836
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
2371650
58200
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
14340064
518628
sole
ANGLO AMERICAN PLC-
common-
03485P102
3293432
137600
sole
ANHUI EXPRESSWAY-
common-
6045180
524772
920000
sole
ANTEON INTL CORP-
common-
03674E108
1172718
30100
sole
APOLLO GROUP INC-
common-
037604204
2221800
30000
sole
APPLIED MATERIALS PUT @$30 01/21/2006-
option-
0382226MF
220000
16000
sole
AQUILA INC-
common-
03840P102
35584024
9290868
sole
ARCHER DANIELS MIDLAND CO-
common-
039483102
29564574
1202790
sole
BEAR STEARNS COMPANIES INC-
common-
073902108
454650
4600
sole
BEIJING CAP INTL A-
common-
6208422
18752
50000
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
43199856
15126
sole
BLOCK H&R-
common-
093671105
4844511
96127
sole
BLOM BANK SAL-
common-
093688109
18752
50000
sole
BOMBARDIER INC-
common-
097751200
8334583
3737481
sole
BRILLIANCE CHINA ADR-
common-
10949Q105
2220861
126000
sole
BUNGE LIMITED-
common-
G16962105
25906649
480821
sole
C.H.ROBINSON WORLDWIDE, INC-
common-
12541W100
56673
1100
sole
CACI INTL INC-
common-
127190304
50603438
916231
sole
CALPINE CORP-
common-
131347106
22132779
7904564
sole
CAMECO CORP-
common-
13321L108
3291456
74400
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
68317247
1004370
sole
CATHAY GENERAL BANCORP-
149150104
4936050
156700
sole
CENTER FINANCIAL CORP-
common-
15146E102
5409331
306750
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
64284614
5343692
sole
CHECKFREE CORP-
common-
162813109
16711600
410000
sole
CHICAGO MERCANTILE HOLDINGS INC-
common-
167760107
4393809
22645
sole
CMS ENERGY CORP-
common-
125896100
31131735
2387403
sole
CHINA EASTERN AIRLINES CORPORATION LIMITED-
common-
16937R104
8362575
476500
sole
CHINA LIFE INS CO LTD-
common-
16939P106
212720
8000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
1703
102
sole
CHINA PHARMACEUTICAL-
common-
6191997
408200
1570000
sole
CHINA RES PWR HLDG-
common-
6711566
47120
100000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
7528172
451600
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
2188800
128000
sole
CNOOC LIMITED ADR-
common-
126132109
8263946
151050
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
4202355
230266
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
7041704
26080386
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
1790340
224012
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
131813
150000
sole
COURIER CORP-
common-
222660102
649016
12400
sole
DATANG INTL POWER-
common-
6080716
75442
100000
sole
DEAN FOODS CO-
common-
242370104
1347990
39300
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
870400
128000
sole
DELUXE CORP-
common-
248019101
11754714
294900
sole
DILLARD DEPT STORES INC-
common-
254067101
11864245
441050
sole
DISNEY WALT CO-
common-
254687106
705322
24550
sole
DYNEGY INC-
common-
26816Q101
103370
26370
sole
EAST WEST BANCORP INC-
common-
27579R104
6737900
182500
sole
EATON VANCE CORP-
common-
278265103
224364
9600
sole
EBAY INC -
common-
278642103
223560
6000
sole
E SPEED  INC CL A-
common-
296643109
1232800
134000
sole
EDISON INTERNATIONAL-
common-
281020107
13555382
390420
sole
EL PASO CORPORATION-
common-
28336L109
68883232
6510702
sole
ENCANA CORP-
common-
292505104
24097724
342200
sole
EQUIFAX INC-
common-
294429105
6138
200
sole
EURONEXT-
common-
7153758
1330890
37000
sole
EXPEDITORS INTL WASH INC-
common-
302130109
20177640
376800
sole
FAIRFAX FINANCIAL SENIOR DEBENTURES CONVERTIBLE 5% 07/15/2023-
convertible bond-
303901AL6
505625
500000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
11114780
337425
sole
FIFTH THIRD BANCORPORATION-
common-
316773100
515080
12000
sole
FINDWHAT.COM-
common-
317794105
103700
10000
sole
FINOVA GROUP INC-
common-
317928109
76029
800300
sole
FIRST DATA CORP-
common-
319963104
117930
3000
sole
FTI CONSULTING-
common-
302941109
7741858
375090
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
14940365
234175
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
8017050
1843000
sole
GENCORP INC-
common-
368682100
200000
10000
sole
GETTY IMAGES INC-
common-
374276103
2410629
33900
sole
GOLDCORP INC-
common-
380956409
17052
1200
sole
GREAT WALL AUTOMOBILE-
common-
6718255
15960
42000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
89499120
981350
sole
HANMI FINANCIAL CORP-
common-
410495105
7072841
427362
sole
HARRIS INTERACTIVE INC-
common-
414549105
5052560
1096000
sole
HDFC BANK LIMITED-
common-
40415F101
3118626
74200
sole
HONG KONG EXCHANGE-
common-
6267359
116100
45000
sole
HUADIAN POWER INTL-
common-
6142780
49043
180000
sole
HUANENG PWR INTL INC-
common-
443304100
9026183
305558
sole
IAC INTERACTIVE CO-
convertible preferred-
44919P201
5188992
108104
sole
ICICI BANK LIMITED-
common-
45104G104
3054128
147400
sole
IMPERIAL OIL LTD-
common-
453038408
16636590
218500
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
269750
13000
sole
INTERNATIONAL FLAVORS & FRAGRANCES-
common-
459506101
260700
6600
sole
INTERNET HOLDRS TRUST JANUARY 2006 PUT AT $60.00-
option-
46059W6ML
231620
29716
sole
IRON MOUNTAIN INCORPORATED-
common-
462846106
155798
5450
sole
JEFFERIES GROUP INC-
common-
472319102
120625
3200
sole
JIANGSU EXPRESSWAY-
common-
6005504
186760
406000
sole
K-MART HOLDING CORPORATION-
common-
498780105
289521
2277
sole
KNIGHT TRADING GROUP INC-
common-
499063105
9500
1000
sole
KOREA ELECTRIC POWER-
common-
500631106
45524398
3387232
sole
LABRANCHE & CO INC-
common-
505447102
5615340
603800
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
2963480
142475
sole
LEGG MASON INC-
common-
524901105
6501248
83200
sole
LEUCADIA NATIONAL CORP-
common-
527288104
67357842
1960297
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2351750
4600000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
336398
163300
sole
LOEWS CORP-
common-
540424108
540506
7400
sole
LORING WARD-
common-
54416P109
0
10000
sole
LOWES CO PUT AT $75 EXP 01/21/2006
option-
5486616MO
1723200
96000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
5100600
212525
sole
M & T BANK CORPORATION-
common-
55261F104
30674643
300555
sole
MANTECH INTL CORP-
common-
564563104
9284522
402450
sole
MARKEL HOLDINGS-
common-
570535104
22576734
65400
sole
MCCORMICK & CO INC-
common-
579780206
58531
1700
sole
MCI INC-
common-
552691107
1000980
40200
sole
MERCURY GENERAL CORP-
common-
589400100
5001030
90500
sole
MGM MIRAGE INC-
common-
552953101
10268900
145000
sole
MILLEA HOLDINGS INC-
common-
60032R106
725000
10000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
29897887
850580
sole
MOODYS CORPORATION-
common-
615369105
13750243
170050
sole
NARA BANCORP INC-
common-
63080P105
3959290
281800
sole
NASPERS LTD-
common-
631512100
108422
947
sole
NETEASE.COM INC ADR-
common-
64110W102
252620
5240
sole
NET RATINGS INC-
common-
64116M108
1932175
126700
sole
NEXEN INC-
common-
65334H102
12535026
228200
sole
JOHN NUVEEN CO-CL A-
common-
67090F106
7413120
216000
sole
PARGESA HOLDING SA-
common-
4671026
1673355
440
sole
 P G & E CORP-
common-
69331C108
187209
5490
sole
PETRO-CANADA-
common-
71644E102
4802380
83000
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
3793200
60000
sole
PETROLEO BRASILEIRO SA-
common-
71654V408
751060
17000
sole
PICC PROPERTY & CASUALTY-
common-
6706250
28272
90000
sole
PICO HOLDINGS INC-
common-
693366205
764345
29500
sole
PRIMACOM AG
common-
74154N108
2032800
726000
sole
POWER CORP OF CANADA-
common-
739239101
16309412
658700
sole
PROGRESSIVE CORP-
common-
743315103
27443581
299080
sole
PROQUEST COMPANY-
common-
74346P102
108450
3000
sole
QUALCOMM INC-
common-
747525103
183250
5000
sole
QUANTA SERVICES INC-
common-
74762E102
34383412
4506345
sole
RCN CORP NEW-
common-
749361200
1005189
50512
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
3334366
57400
sole
RELIANT ENERGY INC-
common-
75952B105
104163370
9153196
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
357255
7650
sole
RESEARCH IN MOTION LTD-
common-
760975102
824200
10000
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
2385800
75500
sole
RLI CORP-
common-
749607107
1989600
48000
sole
RUSSELL CORP-
common-
782352108
238656
13200
sole
SI INTERNATIONAL INC-
common-
78427V102
207225
7500
sole
SAFETY 1ST INC-
common-
78648T100
1515492
48950
sole
SAFEWAY PUT 1/21/06 @ $30-
option-
7865146MF
1104000
96000
sole
SAPIENT CORP-
common-
803062108
149600
20000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1335750
27400
sole
SEARS HOLDING CORP-
common-
812350106
68823455
516809
sole
SEABOARD CORP-
common-
811543107
429200
400
sole
SHELL CANADA LTD-
common-
822567103
18051579
251100
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
481000
1300000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
159600
1140000
sole
SIEM INDS INC-
common-
G81226105
615912
26400
sole
SIERRA PACIFIC RESOURCES-
common-
826428104
62672285
5829980
sole
SOUTHERN UNION CO-
common-
844030106
1556820
62000
sole
ST JOE PAPER CO-
common-
790148100
12670908
188275
sole
STATE BANK OF INDIA-
common-
5131091
1324300
34000
sole
STATOIL ASA-
common-
85771P102
3034240
176000
sole
STILLWATER MINING COMPANY-
common-
86074Q102
354600
36000
sole
STRYKER CORP-
common-
863667101
626771
14050
sole
STUDENT LOAN CORP-
common-
863902102
34507551
165100
sole
SUEZ PLC ADR-
common-
864686100
607050
22500
sole
SUNCOR ENERGY INC-
common-
867229106
89582454
2227865
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
6368700
184600
sole
SUNSHINE PCS CORP-
common-
86783P106
17461
158740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
130560
1600
sole
TELEWEST GLOBAL INC-
common-
87956T107
11196119
629349
sole
TELIASONERA AB-
common-
W95890104
405650
66500
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
8855099
56763
sole
TOYOTA INDUSTRIES CORPORATION-
common-
J92628106
14637600
513600
sole
TRIARC CO INC-
common-
895927101
8069860
568300
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
10618655
12956000
sole
TSX GROUP INC-
common-
2061920
383098
7400
sole
TURKCELL ILETISIM HIZMETLERI ADR-
common-
900111204
4231331
247736
sole
TXU CORP-
common-
873168108
58618112
736131
sole
UCBH HOLDINGS INC-
common-
90262T308
6709185
168150
sole
UNITED DEFENSE INDUSTRIES INC-
common-
91018B104
190892
2600
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
14240649
1505354
sole
UTS ENERGY CORP-
common-
B03B1J5
352504
180000
sole
VALUE LINE INC-
common-
920437100
288600
7400
sole
VAN DER MOOLEN HOLDING NV ADR-
common-
921020103
135660
19000
sole
VORNADO REALTY TRUST-
common-
929042109
5597016
80800
sole
WASHINGTON POST COMPANY-
common-
939640108
97049439
108556
sole
WEBSENSE INC-
common-
947684106
215200
4000
sole
WEB MD CORPORATION-
common-
94769M105
926500
109000
sole
WELLS FARGO & CO-
common-
949746101
3898960
65200
sole
WESCO FINL CORP-
common-
950817106
2743752
7127
sole
WESTERN OIL SANDS INC-
common-
959053109
3356025
75200
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
77937897
128082
sole
WILEY JOHN & SONS INC CL A-
common-
968223206
2291250
65000
sole
WILLIAMS COMPANIES INC-
common-
969457100
105920370
5631067
sole
WILSHIRE STATE BAK CALIF-
common-
97200A101
4460332
342050
sole
WYNN RESORTS LTD-
common-
983134107
372570
5500
sole
XM SATELLITE RADIO HOLDINGS INC-
common-
983759101
315000
10000
sole
XO COMMUNICATIONS INC-
common-
983764838
1019280
411000
SOLE
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
653200
920000
sole
ZIMMER HOLDINGS INC-
common-
98956P102
544670
7000
sole
ABBOTT LABORATORIES
Common-
002824100
792540
17000
sole
AETERNA ZENTARIS INC-
common-
007975204
64250
12500
sole
AKZO NOBEL NV-
common-
010199305
468996
10200
sole
AMGEN INC-
Common-
031162100
570458
9800
sole
ALTANA AG ADR-
common-
02143N103
898525
14150
sole
ARENA PHARMACEUTICALS INC-
common-
040047102
72215
14300
sole
AVAX TECHNOLOGIES INC-
common-
18000
50000
sole
AVIGEN INC-
common-
053690103
60822
21800
sole
BIOGEN IDEC INC-
Common-
09062X103
595298
17250
sole
BIOMIRA INC-
Common-
0961R106
69750
37500
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
390175
15325
sole
CAMBRIDGE ANTIBODY TECH GROUP-
common-
132148107
190304
15200
sole
CELL GENESYS INC-
common-
150921104
69649
15375
sole
CHIRON CORPORATION-
Common-
170040109
1160486
33100
sole
CURAGEN CORP-
common-
23126R101
55744
13400
sole
DECODE GENETICS INC-
common-
243586104
65265
11450
sole
ENTREMED INC-
common-
29382F103
23100
11000
sole
FAVRILLE INC-
common-
312088404
53848
10600
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
389408
20250
sole
GENZYME CORP-
common-
372917104
750302
13108
sole
GLAXO SMITHKLINE-
Common-
37733W105
1050328
22873
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
158584
17200
sole
IMPATH INC-
Common-
45255G101
112320
26000
sole
ISOTECHNIKA INC-
common-
2535726
33760
16000
sole
JOHNSON & JOHNSON
Common-
478160104
671600
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
580915
11150
sole
LONZA GROUP AG-
common-
7333378
679098
11100
sole
MGI PHARMA INC-
Common-
552880106
252700
10000
sole
MAXIM PHARMACEUTICALS INC-
common-
57772M107
19360
11000
sole
MEDAREX INC-
common-
583916101
145452
20400
sole
MEDIMMUNE INC-
Common-
584699102
710729
29850
sole
MERCK & CO INC-
common-
589331107
4856
150
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
266038
31596
sole
NEORX CORPORATION-
common-
640520300
26730
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2070015
44250
sole
OSI PHARMACEUTICALS INC CONTINGENT VALUE RIGHTS 6/12/2008-
rights-
671040111
1324
13932
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
191880
12000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
96250
35000
sole
SCHERING AG-
common-
806585204
1275880
19100
sole
SERONO SA-
common-
81752M101
224153
12350
sole
SUPERGEN INC-
common-
868059106
68040
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
6100
10000
sole
VICAL INC-
common-
925602104
56000
14000
sole
WYETH-
common-
983024100
1183149
28050
sole
2250196997

/DOCUMENT
/SUBMISSION